Goodwill And Intangible Assets (Schedule Of Intangible Assets Subject To Amortization) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 43,009	$ 22,505
Accumulated Amortization	(12,824)	(14,322)
Net Balance	30,185	8,183
Noncompetition Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	6,984	9,850
Accumulated Amortization	(5,447)	(7,485)
Net Balance	1,537	2,365
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	20,160	3,550
Accumulated Amortization	(2,070)	(1,347)
Net Balance	18,090	2,203
Use Rights And Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	15,865	9,105
Accumulated Amortization	(5,307)	(5,490)
Net Balance	$ 10,558	$ 3,615